Supplemental cash flow information - Disclosure of detailed information about changes in non-cash transactions impacting statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flows Information [Abstract]
Change in asset retirement provisions included in MPP&E	$ 6,992	$ 10,628
Capitalized leases included in MPP&E	$ 11,157	$ 27,826